UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment          [_];   Amendment Number: ___________

This Amendment (Check only one): [_]    is a restatement.
                                 [_]    adds new entries.

Institutional Investment Manager Filing this Report:

Name:    RA Capital Management, LLC
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Address: 800 Boylston Street, Suite 1500
         -------------------------------------
         Boston, MA 02199
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Form 13F File Number: 28-12884
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Kolchinsky
         -------------------------------------
Title:   Manager
         -------------------------------------
Phone:   (617) 778-2500
         -------------------------------------
Signature, Place, and Date of Signing


   /s/ Peter Kolchinsky             Boston, MA              November 16, 2009
--------------------------   --------------------------   ----------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           -----------------

Form 13F Information Tabel Entry Total:    14
                                           -----------------

Form 13F Information Table Value Total:    96,667
                                           -----------------
                                           (thousands)
List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2   COLUMN 3    COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8
----------------------------  ---------  -----------  -------- -------------------------  ----------  -------- ---------------------
                               TITLE OF                VALUE        SHRS OR   SH/   PUT/  INVESTMENT   OTHER     VOTING   AUTHORITY
      NAME OF ISSUER            CLASS       CUSIP     (x$1000)      PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE/   SHARED/NONE
------------------------------------------------------------------------------------------------------------------------------------
AMAG PHARMACEUTICALS INC         COM     00163U 10 6     2,621        60,000   SH            SOLE     N/A        60,000
ANADYS PHARMACEUTICALS INC       COM     03252Q 40 8       492       186,924   SH            SOLE     N/A       186,924
BIOSPECIFICS TECHNOLOGIES CO     COM     090931 10 6    26,940       841,603   SH            SOLE     N/A       841,603
CVS CAREMARK CORPORATION         COM     126650 10 0     7,148       200,000   SH            SOLE     N/A       200,000
DENDREON CORP                    COM     24823Q 10 7     9,448       337,541   SH            SOLE     N/A       337,541
GILEAD SCIENCES INC              COM     375558 10 3     6,975       150,000   SH            SOLE     N/A       150,000
HELICOS BIOSCIENCES CORP         COM     42326R 10 9     3,830     1,339,286   SH            SOLE     N/A     1,339,286
IDENIX PHARMACEUTICALS INC       COM     45166R 20 4     2,763       894,187   SH            SOLE     N/A       894,187
MAP PHARMACEUTICALS INC          COM     56509R 10 8     3,653       349,262   SH            SOLE     N/A       349,262
OSI PHARMACEUTICALS INC          COM     671040 10 3    11,435       323,933   SH            SOLE     N/A       323,933
PHARMASSET INC                   COM     71715N 10 6     6,565       310,560   SH            SOLE     N/A       310,560
SEQUENOM INC                   COM NEW   817337 40 5     6,592     2,041,000   SH   CALL     SOLE     N/A           N/A
TELIK INC                        COM     87959M 10 9       856     1,078,418   SH            SOLE     N/A     1,078,418
UNITED THERAPEUTICS CORP DEL     COM     91307C 10 2     7,349       150,000   SH            SOLE     N/A       150,000